Fair Value of Financial Instruments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment, plan interest in master trust, fair value	$ 617,643,289	$ 550,640,062
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investment, plan interest in master trust, fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment, plan interest in master trust, fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment, plan interest in master trust, fair value	$ 12,278,319	$ 6,599,886